Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense	$ 0	$ 0		$ 0	$ 0
Change in valuation allowance				2,323,000	1,481,000
Unrecognized tax benefits	0		$ 0	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0		0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent				0.00%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	21.00%
Tax Year 2028 [Member]
Net operating loss carryovers				$ 7,000,000
Operating loss carryforwards, limitations on use				operating loss carryforwards, which expire after twenty years and begin to expire starting in 2028
Non Expirable [Member]
Net operating loss carryovers				$ 18,900,000
Tax Year 2022 [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward, amount				113,000
Alpha Healthcare Acquisition Corp. III [Member]
Income Tax Expense	$ 343,328	$ 0	0	391,198
Change in valuation allowance			96,461	265,998
Unrecognized tax benefits			0	0	$ 0
Unrecognized tax benefits income tax penalties and interest accrued			$ 0	$ 0	0
Effective Income Tax Rate Reconciliation, Percent	37.30%	0.00%	0.00%	65.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	37.30%	0.00%	21.00%	21.00%
U.S. federal and state [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Domestic Tax Authority [Member]
Net operating loss carryovers				$ 25,700,000
Net operating loss recognized during the year				5,400,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward, amount				$ 13,000
Tax credit carryforward, limitations on use				federal research and development credit carryovers, which expire after twenty years and begin to expire starting in 2042
Domestic Tax Authority [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Net operating loss carryovers			$ 159,673	$ 0	$ 159,673
State and Local Jurisdiction [Member]
Net operating loss carryovers				29,900,000
Net operating loss recognized during the year				$ 6,300,000